Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001734005
Document Type	6-K
Entity File Number	001-38764
Entity Registrant Name	Aptorum Group Limited
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31